FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Fair Value of Financial Instruments
Summary of assets and liabilities measured and recorded at fair value on Balance Sheet on a recurring basis

	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$115,214	$—	$—	$115,214
Current derivative assets	—	2,827	—	2,827
Noncurrent derivative assets	—	5,303	—	5,303
Total assets measured at fair value	$115,214	$8,130	$—	$123,344
Liabilities
Current derivative liabilities	$—	$6,809	$—	$6,809
Noncurrent derivative liabilities	—	7,170	—	7,170
Contingent consideration to Seller of NEK	—	—	11,684	11,684
Total liabilities measured at fair value	$—	$13,979	$11,684	$25,663

	September 30, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$171,300	$—	$—	$171,300
Current derivative assets	—	3,779	—	3,779
Noncurrent derivative assets	—	3,713	—	3,713
Total assets measured at fair value	$171,300	$7,492	$—	$178,792
Liabilities
Current derivative liabilities	$—	$6,839	$—	$6,839
Noncurrent derivative liabilities	—	6,498	—	6,498
Total liabilities measured at fair value	$—	$13,337	$—	$13,337

The following table presents assets and liabilities measured and recorded at fair value on our balance sheets on a recurring basis (in thousands):

	September 30, 2012			September 30, 2011			September 30, 2010			September 30, 2009
	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total

Assets
Cash equivalents	$171,300	$—	$171,300	$266,842	$—	$266,842	$129,756	$—	$129,756	$178,893	$—	$178,893
Short-term investments—U.S. government agency securities	—	—	—	—	—	—	—	36,000	36,000	—	8,127	8,127
Short-term investments—tax exempt bonds	—	—	—	—	25,829	25,829	—	48,081	48,081	—	—	—
Current derivative assets	—	3,779	3,779	—	7,466	7,466	—	11,428	11,428	—	18,106	18,106
Non-current derivative assets	—	3,713	3,713	—	—	—	—	—	—	—	—	—

Total assets measured at fair value	171,300	7,492	178,792	266,842	33,295	300,137	129,756	95,509	225,265	178,893	26,233	205,126

Liabilities
Current derivative liabilities	—	6,839	6,839	—	7,522	7,522	—	3,193	3,193	—	17,933	17,933
Non-current derivative liabilities	—	6,498	6,498	—	6,164	6,164	—	4,748	4,748	—	—	—

Total liabilities measured at fair value	$—	$13,337	$13,337	$—	$13,686	$13,686	$—	$7,941	$7,941	$—	$17,933	$17,933

Schedule of estimated fair value and carrying value of long-term debt

The following table presents the estimated fair value and carrying value of our long-term debt (in millions):

	September 30,
	2012	2011	2010	2009

Fair value	$12.5	$17.5	$21.6	$25.1
Carrying value	11.5	15.9	20.5	25.1